Asset Impairments and Transactions -Terra Nova (Details) - Exploration and Production - Terra Nova $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021 CAD ($) $ / bbl bbl / d	Jun. 30, 2021	Jun. 30, 2021
Asset Impairments and Transactions
Ownership interest (as percent)	48.00%	38.00%	38.00%
Consideration received, net of tax	$ 26
Tax effect of consideration received	$ 8
Additional interest acquired (as a percent)	10.00%
Reversal of impairment loss, net of tax	$ 168
Tax effect of the reversal of impairment loss	$ 53
Impairment testing assumption, risk-adjusted discount rate, after tax	9.00%
Recoverable amount of CGU	$ 177
Forecast for the life of the project
Asset Impairments and Transactions
Impairment testing assumption, share of barrels per day of crude oil produced | bbl / d	6,000
Brent crude oil | Forecast for 2023
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl	65.00
Brent crude oil | Forecast for 2024
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl	68.00
Brent crude oil | Forecast for 2025 to 2033
Asset Impairments and Transactions
Impairment testing assumption, price per barrel escalation percentage	2.00%